Share-Based Compensation - Summary of Share Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Number of options, Beginning balance	34,617,521
Number of options, Granted	3,300,000
Number of options, Forfeited	(1,054,756)
Number of options, Exercised	(3,491,990)
Number of options, Ending balance	33,370,775	34,617,521
Number of options, Vested and expect to vest, Ending balance	33,370,775
Number of options, Exercisable, Ending balance	21,941,571
Weighted average exercise price, Beginning balance	$ 0.2
Weighted average exercise price, Granted	0.0014
Weighted average exercise price, Forfeited	0.0014
Weighted average exercise price, Exercised	0.01
Weighted average exercise price, Ending Balance	0.21	$ 0.2
Weighted average exercise price, Vested and expect to vest, Ending balance	0.21
Weighted average exercise price, Exercisable, Ending balance	$ 0.31
Weighted average remaining contract life, Beginning balance	6 years 25 days	6 years 9 months 25 days
Weighted average exercise price, Vested and expect to vest, Ending balance	6 years 25 days
Weighted average remaining contract life, Exercisable, Ending balance	4 years 11 months 26 days
Weighted average grant date fair value, Beginning balance	$ 1
Weighted average grant date fair value, Granted	0.19
Weighted average grant date fair value, Forfeited	0.88
Weighted average grant date fair value, Exercised	1.41
Weighted average grant date fair value, Ending balance	0.88	$ 1
Weighted average grant date fair value, Vested and expect to vest, Ending balance	0.88
Weighted average grant date fair value, Exercisable, Ending balance	$ 0.98
Aggregate intrinsic value, Ending balance	$ 997,133	$ 5,366,449
Aggregate intrinsic value, Vested and expect to vest, Ending balance	997,133
Aggregate intrinsic value, Exercisable, Ending balance	$ 529,226